Share-Based Compensation - Weighted Average Assumptions of Options (Details) - year	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	0.95%	0.31%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	84.21%	81.69%
Expected life of options (years)	2.50	2.40
Forfeiture rate	19.99%	18.75%